Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Banco Santander SA/New York, 5.46%, 02/16/24	$7,000	$7,000,833
Bank of America NA, 5.14%, 11/07/24	4,000	4,016,439
Bank of Montreal
5.14%, 11/08/24	5,120	5,142,921
5.93%, 04/12/24	2,500	2,501,708
Bank of Nova Scotia, 5.13%, 11/08/24	3,510	3,525,950
BNP Paribas SA, 5.83%, 08/08/24	6,820	6,836,306
BNP Paribas SA/New York, 5.70%, 03/04/24	3,000	3,000,461
Canadian Imperial Bank of Commerce, 5.40%, 02/08/24	4,000	3,999,871
Canadian Imperial Bank of Commerce/New York, 5.51%, 07/22/24, (1-day SOFR + 0.640%)(a)	5,000	5,012,221
Commonwealth Bank of Australia, 5.02%, 11/27/24	2,150	2,160,906
Credit Agricole Corporate and Investment Bank/New York, 5.37%, 02/02/24, (1-day SOFR + 0.270%)(a)	4,000	4,000,047
HSBC Bank USA NA, 5.18%, 11/25/24	3,000	3,013,258
Sumitomo Mitsui Banking Corp./New York
5.46%, 02/20/24, (1-day SOFR + 0.400%)(a)	7,000	7,001,029
5.73%, 02/07/24, (1-day SOFR + 0.420%)(a)	2,000	2,000,112
Sumitomo Mitsui Trust Bank Ltd./ New York, 5.52%, 07/22/24	2,540	2,539,991
Svenska Handelsbanken/New York NY, 5.86%, 04/29/24, (1-day SOFR + 0.550%)(a)	4,000	4,004,689
Toronto-Dominion Bank, 5.14%, 10/02/24	5,000	5,024,782
Wells Fargo Bank N.A., 5.66%, 09/04/24, (1-day SOFR + 0.600%)(a)	5,000	5,010,277
Wells Fargo Bank NA, 5.95%, 07/08/24, (1-day SOFR + 0.640%)(a)	4,000	4,007,982

Total Certificates of Deposit — 12.3%
(Cost: $79,640,000)		79,799,783

Commercial Paper

Alinghi Funding Co. LLC, 5.37%, 06/18/24	6,560	6,426,858
Amcor Flexibles North America Inc.
5.71%, 02/26/24	5,300	5,278,237
5.71%, 03/07/24	5,650	5,617,931
American Electric Power Co. Inc., 5.58%, 02/27/24	2,760	2,748,490
American Honda Finance Corp., 5.67%, 04/16/24	7,000	6,917,254
Australia & New Zealand Banking Group Ltd., 5.26%, 07/30/24	3,000	2,922,649
Bank of Nova Scotia (The), 5.37%, 06/11/24	6,000	5,884,232
BASF SE, 5.44%, 03/28/24	10,800	10,707,848
Bell Telephone Co. of Canada or Bell Canada (The)
5.43%, 07/03/24	8,000	7,818,510
5.53%, 05/03/24	2,500	2,464,785
BofA Securities Inc., 5.22%, 11/15/24	4,950	4,750,866
BPCE SA, 5.43%, 06/06/24	6,930	6,799,809
Britannia Funding Co. LLC
5.46%, 04/16/24	2,100	2,076,060
5.55%, 04/25/24	7,000	7,000,031
Brookfield Infrastructure Holdings Canada Inc., 5.42%, 02/01/24	5,000	4,999,247
Canadian National Railway Co., 5.38%, 02/23/24	6,500	6,477,744
CDP Financial Inc., 5.36%, 06/07/24	1,081	1,060,793
CenterPoint Energy Resources Corp., 5.49%, 02/15/24	6,940	6,924,148
Citigroup Global Markets Inc.
5.26%, 09/16/24	5,000	4,838,021
5.26%, 09/23/24	6,670	6,447,865
Security	Par (000)	Value

5.42%, 06/06/24	$3,000	$2,943,699
Commonwealth Bank of Australia
5.22%, 07/26/24	4,750	4,631,104
5.47%, 09/23/24	6,750	6,516,440
CVS Health Corp., 5.41%, 02/07/24	3,750	3,746,587
Evergy Metro Inc.
5.49%, 02/15/24	3,000	2,993,607
5.60%, 02/29/24	7,000	6,968,572
Federation des Caisses Desjardins du Quebec, 5.40%, 02/28/24	1,750	1,742,678
Fidelity National Information Services Inc., 5.45%, 02/09/24	11,000	10,985,034
FMS Wertmanagement
5.37%, 05/02/24	4,000	3,945,873
5.37%, 05/03/24	4,000	3,945,310
GTA Funding LLC, 5.37%, 02/21/24	9,750	9,719,549
HSBC USA Inc., 5.58%, 01/21/25	7,000	6,634,202
Jupiter Securitization Co. LLC, 5.41%, 03/21/24	6,400	6,352,267
Keurig Dr Pepper Inc.
5.61%, 03/11/24	3,100	3,080,803
5.61%, 03/13/24	7,000	6,954,479
Korea Development Bank/New York NY, 5.24%, 07/16/24	1,500	1,464,408
Lloyds Bank PLC, 5.37%, 03/01/24	6,810	6,779,639
LSEGA Financing PLC
5.48%, 03/07/24	6,000	5,967,276
5.56%, 04/23/24	2,541	2,508,863
LVMH Moet Hennessy Louis Vuitton SE
5.22%, 07/26/24	1,750	1,706,222
5.32%, 02/09/24	4,637	4,630,843
5.32%, 02/12/24	1,904	1,900,629
5.32%, 06/06/24	2,000	1,963,161
5.35%, 05/23/24	1,237	1,216,582
5.37%, 03/21/24	3,500	3,474,106
Macquarie Bank Ltd., 5.55%, 05/16/24	2,750	2,705,784
Marriott International Inc./MD
5.58%, 02/13/24	2,500	2,494,977
5.59%, 02/14/24	2,000	1,995,665
Medtronic Global Holdings SCA, 5.45%, 02/13/24	2,250	2,245,584
Mitsubishi HC Finance America LLC, 5.62%, 02/01/24	1,750	1,749,727
MUFG Bank Ltd./New York NY, 5.41%, 07/11/24	5,290	5,164,281
National Australia Bank Ltd., 5.44%, 04/12/24, (1-day SOFR + 0.500%)(a)(b)	5,000	5,004,011
National Rural Utilities Cooperative Finance Corp., 5.33%, 02/05/24	6,750	6,745,008
Nutrien Ltd., 5.54%, 02/16/24	1,500	1,496,317
Penske Truck Leasing Co. LP, 5.65%, 02/20/24	6,970	6,948,203
Pure Grove Funding, 5.40%, 03/11/24	10,600	10,536,753
Sanofi SA
5.36%, 03/19/24	6,000	5,957,424
5.38%, 04/08/24	6,809	6,740,466
Societe Generale SA, 5.39%, 03/06/24	10,000	9,947,830
Spire Inc., 5.50%, 02/16/24	6,750	6,733,535
Ste Transcore Holdings Inc., 5.39%, 02/20/24	4,100	4,087,756
Suncorp-Metway Ltd., 5.70%, 04/29/24	3,300	3,254,150
Svenska Handelsbanken AB, 5.26%, 08/09/24	6,530	6,352,607
Toyota Motor Credit Corp.
5.32%, 02/23/24	8,000	7,972,892
5.33%, 07/29/24	5,680	5,532,604
Volvo Treasury North America LP
5.44%, 02/07/24	3,000	2,996,832
5.67%, 04/17/24	6,610	6,530,747

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

5.68%, 04/25/24	$1,600	$1,578,813
VW Credit Inc.
5.63%, 03/18/24	910	903,357
5.67%, 04/18/24	3,500	3,457,488
5.67%, 05/30/24	6,370	6,251,879
WEC Energy Group Inc.
5.42%, 02/02/24	7,500	7,497,740
5.43%, 02/05/24	2,250	2,248,304
Westpac Banking Corp., 5.09%, 11/07/24	3,970	3,818,258

Total Commercial Paper — 55.5%
(Cost: $359,748,773)		359,882,303

U.S. Treasury Obligations(c)
U.S. Treasury Bill
5.21%, 04/18/24	8,000	7,910,982
5.22%, 07/05/24	8,500	8,315,545
5.27%, 09/05/24	10,000	9,712,204
5.32%, 04/16/24	6,750	6,677,144
5.36%, 04/25/24	10,000	9,878,547
5.38%, 03/14/24	10,000	9,938,433
5.38%, 04/04/24	10,000	9,908,344
5.40%, 03/19/24	9,250	9,186,308
5.43%, 06/13/24	12,000	11,774,713
5.45%, 05/16/24	12,000	11,818,583
5.50%, 02/15/24	5,000	4,989,797
5.52%, 03/07/24	10,000	9,948,755

Total U.S. Treasury Obligations — 17.0%
(Cost: $110,040,331)		110,059,355

Security	Shares	Value

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	74,890,000	$74,890,000

Total Money Market Funds — 11.6%
(Cost: $74,890,000)		74,890,000

Total Investments — 96.4%
(Cost: $624,319,104)		624,631,441

Other Assets Less Liabilities — 3.6%		23,202,451

Net Assets — 100.0%		$647,833,892

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,490,095	$—	$(600,095	)(a)	$—	$—	$74,890,000	74,890,000	$874,122	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Natural Gas	644	02/27/24	$13,524	$(7,381,100)
Wheat KCBT	237	03/14/24	7,371	(1,722,557)
Coffee	90	03/18/24	6,549	705,611
LME Lead	71	03/18/24	3,886	264,715
Silver	26	03/26/24	3,012	35,106
Feeder Cattle	107	03/28/24	12,848	1,166,924

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2024

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
NY Harbor ULSD (Heat Oil)	272	03/28/24	$31,077	$2,964,632
Gas Oil	476	04/11/24	38,782	4,259,155
Lean Hogs	426	04/12/24	14,454	1,053,158
LME Zinc	83	04/15/24	5,241	36,063
Cocoa	81	05/15/24	3,851	625,377
Live Cattle	424	06/28/24	30,337	(1,802,375)
Sugar	537	06/28/24	13,695	(902,828)
Cotton	171	07/09/24	7,450	534,343
Wheat	611	07/12/24	18,643	(2,693,895)
Corn	1,369	09/13/24	32,274	(2,363,385)
Soybean	389	11/14/24	23,335	(813,424)
Brent Crude Oil	1,734	11/29/24	133,657	4,885,585
RBOB Gasoline	285	11/29/24	24,617	1,147,406
WTI Crude Oil	1,719	12/19/24	124,542	4,358,374
Gold 100 OZ	158	12/27/24	33,741	1,065,295
LME Copper	148	12/15/25	32,329	1,016,472
LME Nickel	55	12/15/25	5,855	(193,954)
LME PRI Aluminum	422	12/15/25	26,553	216,944
				$6,461,642

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$79,799,783	$—	$79,799,783
Commercial Paper	—	359,882,303	—	359,882,303
U.S. Treasury Obligations	—	110,059,355	—	110,059,355
Short-Term Securities
Money Market Funds	74,890,000	—	—	74,890,000
	$74,890,000	$549,741,441	$—	$624,631,441

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$24,335,160	$—	$—	$24,335,160
Liabilities
Commodity Contracts	(17,873,518)	—	—	(17,873,518)
	$6,461,642	$—	$—	6,461,642

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

4